Significant Accounting Policies (Policies) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Basis of Presentation
Basis of Presentation
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) under the accrual basis of accounting. Amounts are stated in United States dollars.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires the use of estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan investments are comprised of various financial instruments that are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near term and such changes could materially affect the amounts reported in the financial statements.

Investment Income and Expense Recognition
Investment Income and Expense Recognition
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded to participant accounts on the ex-dividend
date. Net appreciation includes gains and losses on investments bought and sold, as well as held during the year.
Management fees and operating expenses charged to the Plan for investments in the common stock funds or stable value trust funds and registered investment funds are either paid from the fund balance or deducted from income earned on a daily basis, and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for these investments.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned. If a participant ceases to make loan repayments and Enbridge Employee Services, Inc. (the “Plan Administrator”) deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Benefit Payments	Benefit Payments Benefit payments to participants are recorded upon distribution.